Revenue (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 01, 2020
Revenue from Contract with Customer [Abstract]
Unsatisfied performance obligations	$ 15,100,000	$ 16,600,000
Revenue expected to be recognized	8,400,000	11,100,000
Revenue recognized	7,000,000	20,700,000
Deferred revenue		2,400,000	$ 700,000
Accumulated deficit	$ (110,461,129)	(88,508,236)	$ (57,179,525)	$ 200,000
Deferral of contract costs		$ 200,000